(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2012
(Loss)/Earnings per Share
(Loss)/Earnings per Share

23. (Loss)/Earnings per Share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2012	2011	2010
Numerator:
Net (loss)/income	$(105,204)	$13,437	$(102,341)
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,612.7	109,045.5	75,435.7

        The warrants issued in 2011 were excluded from the diluted Earnings/(losses) per Share for the years ended December 31, 2012 and 2011, because they were antidilutive.